Related party transactions	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Related party transactions

21.	Related party transactions
Ian Robertson and Chris Jarratt (“Senior Executives”), respectively Chief Executive Officer and Vice-Chair of APUC are indirect shareholders of Algonquin Power Management Inc. (“APMI”), the former manager of the Company and several related affiliates (collectively the “Parties”). Prior to 2010, there were several related party transactions and co-owned assets which existed pursuant to the external management structure before the internalization of management which occurred on December 21, 2009.
In 2011, the Board formed an independent committee (“Independent Board Committee”) and initiated a process to review all of the remaining business associations with the Parties in order to reduce and/or eliminate these relationships. The Independent Board Committee engaged independent consultants and advisors to assist with this process and to provide advice in respect thereof. Specifically, the independent advisors provided advice to the Independent Board Committee in relation to the valuations of the generating assets, tax and legal matters.
The process initiated in 2011 was completed in November 2013 and all related party transactions between APUC and the Parties have been addressed to the satisfaction of the Independent Board Committee and the Board as discussed below.
The following describes the business associations and resolution with APMI and Senior Executives:

Due to and from related parties
As at December 31, 2013, due from related parties include $nil (December 31, 2012 - $816) owed to APUC from the Parties and due to related parties include $nil (December 31, 2012 - $1,811) owed to the Parties.
Prior to 2010, APMI was the manager of Algonquin Power Income Fund (“APIF”); the predecessor organization to APUC; and at the time of the internalization of management, had a number of fees under negotiation as described below:

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APMI was a one of the original developers of the Red Lily I wind project and was entitled to a royalty fee based on a percentage of operating revenue and a development fee from the equity owner of Red Lily I.  In 2011, APUC acquired APMI’s interest in this royalty.

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As part of the project to re-power the Sanger Thermal Facility in 2008, APUC entered into an agreement with APMI to undertake certain construction management services on the project for a performance based contingency fee.

21.	Related party transactions (continued)

Due to and from related parties (continued)

•	During 2007, APUC allowed its offer to acquire Clean Power Income Fund to expire and earned a termination fee for which APMI was entitled to a portion thereof.

•	During 2008, APMI provided construction supervision services for the construction of the BCI and was entitled to a construction supervision fee on the BCI project.

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As manager of APIF, APMI was entitled to management fees pursuant to a management agreement and the 2009 Q4 management fee was not made to APMI. In addition, pursuant to the management agreement, APMI incurred and was entitled to reimbursement of reasonable expenses in 2009 which was also not reimbursed by APUC.

Effective December 31, 2013, APUC paid the Parties $1,829 in connection with outstanding fees and the Parties paid APUC $812 in connection with reimbursement of expenses both in full satisfaction of the related party balances.
Equity interests in Rattle Brook, Long Sault, BCI
The Parties own interests in three power generation facilities in which APUC also has an interest in. A brief description of the facilities is provided as follows:

•	Rattle Brook is a 4 MW hydroelectric generating facility (“Rattle Brook”) constructed in 1998 in which APUC owns a 45% interest and Senior Executives hold an equity interest in the remaining 55%.

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Long Sault Hydro Facility is an 18MW hydroelectric generating facility constructed in 1997. APUC acquired its interest in Long Sault by way of subscribing to two notes from the original partners. One of the original partners; an affiliate of APMI; is entitled to receive 5% of the equity cash flows commencing in 2014.

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Brampton Cogeneration is an energy supply facility which sells steam produced by EFW.  In 2004, APMI acquired 50 Class B partnership units in BCI entitling them to 50% of the cash flow above 15% return on the investment.

Effective December 31, 2013, APUC acquired the Parties’ shares of Algonquin Power Corporation Inc. ("APC") which owns the partnership interest in the 18MW Long Sault Rapids hydroelectric facility and the partnership interest in the Brampton cogeneration plant for an amount equal to $3,780. As APUC already consolidates Long Sault as a VIE, the acquisition of this partnership interest was treated as an equity transaction. The payment resulted in an adjustment to deferred tax liability of $10,692 in regards to tax attributes acquired with the partnership interests and an adjustment of $14,601 to equity of the shareholders of the Company as the partnership interests had a nominal carrying amount prior to the exchange.
In addition, APUC sold its 45% interest in the 4MW Rattle Brook hydroelectric facility to the Parties for gross proceeds $3,408 for a loss on sale, net of tax of $422.
APUC earned a fee of $400 from APC during the year ended December 31, 2013 (2012 -$nil) related to settlement of the related party transactions.
St Leon LP Units
Third party investors, including Senior Executives previously held 100 Class B limited partnership units issued by the St. Leon Limited Partnership which is the legal owner of the St. Leon Wind Facility.  The Class B units held by Senior Executives received cash distributions of $nil for the year ended December 31, 2013 (2012 - $175).
On January 1, 2013, the Company issued 100 redeemable Series C preferred shares and exchanged such shares for the 100 Class B units (note 10) including 36 units held indirectly by Senior Management. The Series C preferred shares provide dividends identical to what is expected from the Class B units, as determined by independent consultants retained by the Independent Board Committee. As of January 1, 2013, no Senior Executives have any further direct or indirect ownership of the St. Leon Wind Facility.

Office Facilities
APUC has leased its head office facilities since 2001 on a triple net basis from an entity partially owned by the Senior Executives. Base lease costs for the year ended December 31, 2013 were $310 (2012 ‑ $333). The current office lease for a portion of its head office facilities expires on December 31, 2015. Subsequent to year-end, on January 31, 2014, APUC, through a wholly owned subsidiary, acquired from a third party a new office facility (note 5) which is suitable for meeting the future head office needs of APUC. Upon occupancy of the new head office facilities which is anticipated to occur in 2014, it is expected that the currently occupied premises will be subleased to third parties.

21.	Related party transactions (continued)

Chartered Aircraft
As part of its normal business practice, APUC has utilized chartered aircraft when it is beneficial to do so and had previously entered into an agreement to charter aircraft in which the Senior Executives have a partial ownership. In 2004 APUC remitted $1,300 to an affiliate of APMI as an advance against expense reimbursements (including engine utilization reserves) for APUC’s business use of the aircraft. By the end of 2012 the entire advance had been amortized against expense reimbursements and therefore no amortization expense for the year ended December 31, 2013 related to the advance was incurred (2012 - $279). During the year ended December 31, 2013, APUC reimbursed direct costs in connection with the use of the aircraft of $472 (2012 ‑ $598). As of December 31, 2013, the remaining amount of the advance was $nil (December 31, 2012 - $nil) and as a result the Independent Board Committee is satisfied that the advance arrangement has concluded. The Independent Board Committee and the Parties have agreed that all future utilization of chartered aircraft will be undertaken through third party charter operators at fair market value and under arrangements in which the Senior Executives  have no interest.
Operations Services
APUC provided supervisory services on a cost recovery basis for one small hydroelectric generating facility where Senior Executives hold an equity interest. The fees paid in relation to the supervisory management services were nominal for the years ended December 31, 2013 and 2012. This agreement terminated on December 31, 2013.
Trafalgar
APCo owns debt on seven hydroelectric facilities owned by Trafalgar Power Inc. and an affiliate (“Trafalgar”).  In 1997, Trafalgar went into default under its debt obligations and an affiliate of APMI moved to foreclose on the assets.  Subsequently Trafalgar went into bankruptcy.  APUC and the affiliate of APMI have been jointly involved in litigation and in bankruptcy proceedings with Trafalgar since 2004.  APMI initially funded $2 million in legal fees prior to 2004.
In 2004, the Board reimbursed APMI $1 million of the total third party legal fees (which to that point totalled $2 million), and APUC agreed to fund future legal fees, third party costs and other liabilities. It was agreed that any net proceeds from the lawsuits would be shared proportionally to the quantum of net costs funded by each party.
Other Related Party Transactions
A member of the Board of Directors of APUC is an executive at Emera. Related Party Transactions between APUC and Emera are discussed in the section below titled “Transactions with Emera”.
An individual related to an executive of APUC provided market research consulting services to certain subsidiaries of Liberty Utilities. Related Party Transactions between Liberty Utilities and the consultant are discussed in the section below titled “Other”.
Transactions with Emera

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For the year ended December 31, 2013, the Energy Services Business sold electricity to Maine Public Service Company (“MPS”), a subsidiary of Emera, amounting to U.S. $6,042 (2012 - U.S. $6,096 ). In 2011, APUC provided a corporate guarantee to MPS in an amount of U.S. $3,000 and a letter of credit in an amount of U.S. $100, primarily in conjunction with a three year contract to provide standard offer service to commercial and industrial customers in Northern Maine.

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In 2011, APUC provided a corporate guarantee in an amount of U.S. $1,000 to a subsidiary of Emera providing lead market participant services for fuel capacity and forward reserve markets to ISO NE for the Windsor Locks facility. There has not been any transaction under this contract in the last two years.

The above related party transactions have been recorded at the exchange amounts agreed to by the parties to the transactions.
Other
An individual related to an executive of APUC provided market research consulting services to certain subsidiaries of Liberty Utilities. During the year ended December 31, 2013 APUC paid $29 (2012 -$nil) in relation to these services.